Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 354,823		$ 50,739		¥ 339,104		¥ 284,957
Cost of revenue		(291,232)		(41,646)		(277,356)		(243,763)
Gross profit		63,591		9,093		61,748		41,194
Operating expenses
Sales and marketing expenses		(9,468)		(1,354)		(10,081)		(2,774)
Product development expenses		(25,379)		(3,629)		(24,775)		(32,142)
General and administrative expenses		(162,043)		(23,172)		(152,554)		(271,448)
Total operating expenses		(196,890)		(28,155)		(187,410)		(306,364)
Loss from operations		(133,299)		(19,062)		(125,662)		(265,170)
Income/(loss) from operations
Interest (expense)/income, net		83		12		1,684		(621)
Foreign currency exchange gain/(loss), net		5,345		764		(8,419)		333
(Loss)/gain on short-term investments		4,576		654		240		(518)
Impairment loss for equity method investments		(44,435)		(6,354)		(4,029)		(15,279)
Share of profit/(loss) from equity method investees, net of income tax		(722)		(103)		(196)		442
Impairment loss for long-term equity investments		(1,000)		(143)		(1,000)		(3,000)
Goodwill impairment		(621)		(89)				(454)
Government grants		242		35		108		2,454
Other income, net		54,641		7,814		156,238		183,490
Gain on disposal of subsidiaries		8,924		1,276		1,412		3,330
Gain on acquisition of subsidiaries						272
(Loss)/income before income tax		(106,266)		(15,196)		20,648		(94,993)
Income tax benefit		20,260		2,897		7,655		1,889
Net (loss)/income		(86,006)		(12,299)		28,303		(93,104)
Net loss attributable to non-controlling interests		(1,296)		(185)		(2,530)		(1,351)
Net (loss)/income attributable to Fangdd Network Group Ltd.		(84,710)		(12,114)		30,833		(91,753)
Net (loss)/income attributable to ordinary shareholders		(84,710)		(12,114)		30,833		(91,753)
Net (loss)/income		(86,006)		(12,299)		28,303		(93,104)
Other comprehensive (loss)/income
Foreign currency translation adjustment		(10,921)		(1,562)		14,925		(4,319)
Total comprehensive (loss)/income, net of tax		(96,927)		(13,861)		43,228		(97,423)
Total comprehensive loss attributable to non-controlling interests		(1,296)		(185)		(2,530)		(1,351)
Total comprehensive (loss)/income attributable to ordinary shareholders		¥ (95,631)		$ (13,676)		¥ 45,758		¥ (96,072)
Net (loss)/income per share attributable to ordinary shareholders*
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (12.96)	[1]	$ (1.85)	[2]	¥ 45.25	[2]	¥ (357.66)	[2]
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (12.96)	[1]	$ (1.85)	[2]	¥ 45.25	[2]	¥ (357.66)	[2]
Weighted average number of ordinary shares outstanding used in computing net (loss)/income per share*
- Basic (in Shares)	[2]	6,538,164		6,538,164		681,396		256,539
- Diluted (in Shares)	[2]	6,538,164		6,538,164		681,396		256,539

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.
[2]	Retrospectively restated to reflect the 2025 Share Consolidation.